Line of Credit (Details) - USD ($)				1 Months Ended	3 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Aug. 31, 2023	Sep. 30, 2025	Mar. 31, 2026	Mar. 31, 2025	Feb. 28, 2026	Dec. 31, 2025	Jun. 30, 2025	Apr. 30, 2025	Jan. 31, 2024	Apr. 26, 2023
Line of Credit [Line Items]
Bank credit facility							$ 30,000,000
Interest rate for credit facility				7.70%
Interest expenses for long term bank borrowings					$ 40,492,046
Security deposit					$ 8.3
BIDV [Member]
Line of Credit [Line Items]
Bank credit facility						$ 16,097,864		$ 5,471,119	$ 1,361,334,000,000		$ 100,000,000	$ 90,000,000
Interest rate for credit facility		6.50%	8.00%		9.50%
Unused line of credit					$ 88,638,666			$ 84,528,881
Bank Credit Facility with BIDV [Member]
Line of Credit [Line Items]
Bank credit facility						30,000,000
BIDV [Member]
Line of Credit [Line Items]
Repaid loans					4,127,021	3,564,964
Line of Credit [Member] | BIDV [Member]
Line of Credit [Line Items]
Bank credit facility					1,361,334
Interest rate for credit facility	6.30%
Property, Plant and Equipment [Member]
Line of Credit [Line Items]
Interest expenses for long term bank borrowings					78,686	306,815
Interest expenses						$ 0
Letter of Credit [Member]
Line of Credit [Line Items]
Security deposit										$ 5,000,000
Bank deposits									$ 5,000,000